DISCONTINUED OPERATIONS	12 Months Ended
Apr. 30, 2012
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS
NOTE 12 • DISCONTINUED OPERATIONS
The Company reports in discontinued operations the results of operations of a property that has either been disposed of or is classified as held for sale. The Company also reports any gains or losses from the sale of a property in discontinued operations. Eight condominium units in Grand Chute, Wisconsin, and a retail property in Kentwood, Michigan, were classified as held for sale at April 30, 2012. There were no properties classified as held for sale as of April 30, 2011 and 2010. The following information shows the effect on net income and the gains or losses from the sale of properties classified as discontinued operations for the fiscal years ended April 30, 2012, 2011 and 2010. The financial statements have been restated to reflect the property sold or classified as held for sale during the six months ended October 31, 2012. During the second quarter of fiscal year 2013, the Company sold two multi-family residential properties in Fargo, North Dakota and Moorhead, Minnesota, respectively, and classified a third multi-family residential property in Fargo, North Dakota, as held for sale.
	(in thousands)
	2012	2011	2010
REVENUE
Real estate rentals	$1,832	$7,887	$13,289
Tenant reimbursement	62	112	148
TOTAL REVENUE	1,894	7,999	13,437
EXPENSES
Depreciation/amortization related to real estate investments	313	1,542	2,919
Utilities	225	776	1,163
Maintenance	246	993	1,471
Real estate taxes	196	853	1,543
Insurance	52	158	343
Property management expenses	271	1,111	1,737
Other expenses	67	28	0
Amortization related to non-real estate investments	0	4	8
Real estate impairment	428	0	1,678
TOTAL EXPENSES	1,798	5,465	10,862
Interest expense	(508)	(2,028)	(4,061)
Interest income	0	5	7
Other income	16	0	0
(Loss) income from discontinued operations before gain on sale	(396)	511	(1,479)
Gain on sale of discontinued operations	349	19,365	68
(LOSS) INCOME FROM DISCONTINUED OPERATIONS	$(47)	$19,876	$(1,411)
Segment Data
Multi-Family Residential	$161	$19,268	$535
Commercial Office	0	0	(169)
Commercial Medical	(455)	(186)	(409)
Commercial Industrial	0	726	(23)
Commercial Retail	247	68	(1,345)
Total	$(47)	$19,876	$(1,411)

	(in thousands)
	2012	2011	2010
Property Sale Data
Sales price	$3,237	$83,330	$560
Net book value and sales costs	(2,888)	(63,965)	(492)
Gain on sale of discontinued operations	$349	$19,365	$68